Fair Value Measurements (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Warrant derivative liabilities		$ 3,160	$ 9,316
Level 1 [Member]
Warrant derivative liabilities
Level 2 [Member]
Warrant derivative liabilities
Level 3 [Member]
Warrant derivative liabilities	$ 2,159	$ 3,104	$ 3,694